Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Shareholders' Equity [Abstract]
Shareholders' Equity

NOTE 14:-    SHAREHOLDERS' EQUITY

The ordinary shares of the Company are traded on Nasdaq Global Market and on the Tel Aviv Stock Exchange, under the symbol "CRNT".

a.         General:

The ordinary shares entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

b.         In November 2013, the Company completed a public offering of its shares on NASDAQ. The Company issued 14,000,000 of its ordinary shares, nominal value NIS 0.01 per share at a price of $ 2.40 per share before issuance expenses. The Company also granted to the underwriters the option to purchase up to 1,600,000 additional ordinary shares within 30 days, which was fully exercised. Total net proceeds from the issuance amounted to approximately $ 34,959, net of issuance expenses in the amount of $ 361.

            In August 2014, the Company completed a public offering of its shares on NASDAQ. The Company issued 21,250,000 of its ordinary shares, nominal value NIS 0.01 per share at a price of $ 1.89 per share before issuance expenses. The Company also granted to the underwriters the option to purchase up to 2,850,000 additional ordinary shares within 30 days, which was fully exercised. Total net proceeds from the issuance amounted to approximately $ 45,149, net of issuance expenses in the amount of $ 400.

c.         Stock options plans:

1.         In 2003, the Company adopted a share option plan (the "Plan"). Under the Plan, options may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years. The options expire ten years from the date of grant. In December 2012, the Company extended the term of the Plan for an additional period of ten years.Upon adoption of the Plan, the Company reserved for issuance 8,639,000 ordinary shares in accordance with the respective terms thereof. Any options, which are canceled or forfeited before the expiration date, become available for future grants. As of December 31, 2014, the Company has 1,251,780 Ordinary shares available for future grant under the Plan.

2.         On September 6, 2010, the Company's board of directors amended the Plan so as to enable to grant Restricted share Units ("RSUs") pursuant to such Plan.

3.         The following is a summary of the Company's stock options and RSUs granted among the various plans:

	Year ended
	December 31, 2014
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)

Outstanding at beginning of year	6,045,873	$8.07
Granted	518,537	$2.14
Exercised	-	$-
Forfeited or expired	(865,398)	$8.55

Outstanding at end of the year	5,699,012	$7.46	5.49

Options exercisable at end of the year	4,530,660	$8.01	4.83

Vested and expected to vest	5,466,040	$7.61	5.35

Year ended December 31, 2014
Number of RSUs

Outstanding at beginning of year	1,242,746
Granted	151,816
Exercised	(573,698)
Forfeited or expired	(166,558)

Outstanding at end of the year	654,306

Vested and expected to vest	467,765

The Company's options are generally granted at exercise prices which are equal to the average market value of the ordinary shares in the period of 30 trading days prior to the grant date. The weighted average grant date fair value of the options granted during 2012, 2013 and 2014 were $ 3.82, $ 1.99 and $ 0.96, respectively. The fair value at grant date of the RSUs granted during 2014 was $ 2.88.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of fiscal 2014 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2014.

This amount is impacted by the changes in the fair market value of the Company's shares. Total intrinsic value of options and RSUs exercised during the years ended December 31, 2013 and 2014 were $ 149 and $ 573, respectively. As of December 31, 2014, there was $ 774 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans and $ 769 under the Company's RSUs plan. This cost is expected to be recognized over a weighted-average period of 0.74 years.

The following is a summary of the Company's stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2014	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2014	Remaining contractual life (years for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	660,555		0.00	-
0.01-2.00	91,666	9.98	1.08	91,666	9.98	1.08
2.01-4.00	865,163	8.07	2.97	275,277	6.64	3.38
4.01-6.00	1,813,245	3.65	5.04	1,621,438	3.14	5.07
6.01-8.00	59,500	7.11	6.94	38,183	6.86	7.00
8.01-10.00	1,572,316	6.03	9.02	1,265,967	5.73	9.03
10.01-14.29	1,297,122	5.28	12.40	1,238,129	5.24	12.39

	6,359,567			4,530,660

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2012, 2013 and 2014, was comprised as follows:

	Year ended
	December 31,
	2012	2013	2014

Cost of revenues	$197	$181	$215
Research and development	1,638	1,009	1,625
Selling and marketing	1,975	1,334	674
General and administrative	1,650	1,298	831

Total stock-based compensation expenses *)	$5,460	$3,822	$3,345

*)	Including $ 473, $ 674 and $ 2,086 compensation expenses related to RSUs for the year ended December 31, 2012, 2013 and 2014, respectively.

d.         Treasury shares:

In October 2008, the Company initiated a share repurchase program, under which, the Company is authorized to purchase its outstanding ordinary shares up to aggregate value of $ 20,000. The purchases may be performed in the open market or in negotiated or block transactions, all subject to regulatory requirements.

As of December 31, 2009, the Company had completed the share purchase program with a total purchase of 3,481,523 of its outstanding ordinary shares, at a weighted average price per share of $ 5.74, for the total consideration of approximately $ 20,091 (including commission and broker fees).

e.         Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency subject to any statutory limitations. The Company does not intend to pay cash dividends in the foreseeable future.